Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Investments [Abstract]
Summary Of Short-Term Investments
Short-term investments as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Time deposits	13,277,852	8,424,642
Wealth management products	1,725,051	2,623,667

Total Short-term investments	15,002,903	11,048,309